LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of long-term debt

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2021	December 31, 2020
Revolving credit facility	$—	$148.8
Term loan A facility	500.0	—
Term loan B facility	1,647.9	1,671.6
Notes
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(1)	633.9	636.6
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(2)	950.9	954.9
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(3)	633.9	636.6
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(4)	950.9	954.9
8.500% USD senior notes (“8.500% 2027 Notes”)	—	458.4
4.000% USD senior notes (“4.000% 2028 Notes”)(5)	950.9	636.6
4.750% USD senior notes (“4.750% 2029 Notes”)(6)	950.9	—
4.375% USD senior notes (“4.375% 2029 Notes”)(7)	697.2	—
Equipment loans and others at interest rates ranging from 3.02% to 4.37%	4.6	9.2
Subtotal	7,921.1	6,107.6
Discount	(4.6)	(5.4)
Net derivative instruments	131.9	122.3
Deferred finance costs	(69.4)	(58.4)
Total long-term debt	7,979.0	6,166.1
Less: Current portion of long-term debt	(17.2)	(4.6)
Total non-current portion of long-term debt	$7,961.8	$6,161.5

(1)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with the principal maturing on June 1, 2025.
(2)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with the principal maturing on August 1, 2025.
(3)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(4)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(5)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes bear interest semi-annually which commenced on February 1, 2021, and the additional notes bear interest semi-annually commencing on February 1, 2022. The total principal is maturing on August 1, 2028.

(6)	The 4.750% 2029 Notes bear interest semi-annually commencing on December 15, 2021 with principal maturing on June 15, 2029.
(7)	The 4.375% 2029 Notes bear interest semi-annually commencing on February 15, 2022 with principal maturing on August 15, 2029.

Schedule of changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2021	December 31, 2020
Balance, beginning of period	$6,166.1	$7,625.1
Cash flows
Issuance of long-term debt	3,816.0	4,667.9
Repayment of long-term debt	(2,010.8)	(6,200.3)
Payment of financing costs	(30.6)	(41.0)
Non-cash changes
Accrued interest and other non-cash changes	19.1	125.6
Revaluation of foreign exchange	5.8	(129.7)
Fair value movements on cash flow hedges	13.4	118.5
Balance, end of period	$7,979.0	$6,166.1

Schedule of maturities

The following table presents GFL’s principal future payments on long term debt in each of the next five years as follows:

2022	$17.2
2023	16.9
2024	16.9
2025	1,589.2
2026	1,134.1
Thereafter	5,146.8
$7,921.1